Note 32 - Interest Income and Expense - Interest Income Break Down By Origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest Income And Expense
Central banks interest income (Interest Income)	€ 266	€ 148
Loans and advances to credit institutions( Interest Income)	209	151
Loans and advances to customers(Interest Income)	11,381	11,135
Total Debt securities Interest Income ( Interest Income)	1,839	1,872
Held for trading Interest Income (Interest Income)	775	627
Available-for-sale financial assets(Interest Income)	1,064	1,245
Total Adjustments of income as a result of hedging transactions (Interest Income)	129	(138)
Cash flow hedges Interest Income (Interest Income)	(3)	0
Fair value hedges Interest Income (Interest Income)	132	(138)
Insurance activity Interest Income (Interest Income)	528	660
Other Income Interest Income (Interest Income)	156	477
Total Interest Income (Income Statement)	€ 14,507	€ 14,305